9. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
9. SUBSEQUENT EVENTS

Management of the Company has reviewed subsequent events from December 31, 2014 through the date of filing and concluded that there were no subsequent events requiring adjustment to or disclosure in these financial statements.